Subsequent Events - Additional Information (Detail) - Class		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Monthly general partner administrative fee		0.1667%
Annualized general partner administrative fee		2.00%
Ceres Tactical Currency L.P. [Member]
Subsequent Event [Line Items]
Annualized general partner administrative fee		1.60%
Number of classes of limited partnership interests	2
Ceres Tactical Currency L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Monthly general partner administrative fee	0.0833%
Annualized general partner administrative fee	0.75%
Percentage of fees threshold, company	0.85%
Percentage of fees threshold, general partner	0.85%
Ceres Tactical Currency L.P. [Member] | Greenwave [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Leverage applied to assets	20000.00%
Ceres Tactical Currency L.P. [Member] | Cambridge [Member]
Subsequent Event [Line Items]
Management fee, monthly basis		0.125%
Management fee, annual basis		1.50%
Ceres Tactical Currency L.P. [Member] | Cambridge [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Management fee, monthly basis	0.0833%
Management fee, annual basis	1.00%
Incentive fees as a percentage of trading profits annually	15.00%